Note 5 - Vessels, Net	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2020	132,863,067	(16,632,734)	116,230,333
- Depreciation for the year	-	(6,605,976)	(6,605,976)
- Sale of vessels	(17,655,916)	5,365,717	(12,290,199)
- Contingent consideration for the Synergy Vessels acquisition	548,612	-	548,612
- Capitalized expenses	575,677	-	575,677
Balance, December 31, 2020	116,331,440	(17,872,993)	98,458,447
- Depreciation for the year	-	(7,203,198)	(7,203,198)
- Delivery of M/V “Jonathan P”	25,771,926	-	25,771,926
- Delivery of M/V “Marcos V”	58,215,173	-	58,215,173
- Capitalized expenses	869,138	-	869,138
Balance, December 31, 2021	201,187,677	(25,076,191)	176,111,486

Capitalized expenses for the year ended December 31, 2020 mainly refer to smart bunkers monitoring systems (“Flow meters”) installed on all of the Company’s vessels. During the year ended December 31, 2021, two vessels completed the installation of the Water Ballast Treatment (“WBT”) systems with a total cost of $0.47 million. The Company also spent another $0.40 million installing smart monitoring systems onboard the Company’s vessels. All these installations qualified as vessel improvements and were therefore capitalized.

Vessels acquired / delivered

On September 2, 2021, Jonathan Shipowners Ltd., signed a memorandum of agreement to purchase M/V “Piraeus Trader II” a 23,357 DWT / 1,740 TEU, 2006-built feeder container carrier, for a purchase price of $25,500,000 plus costs to make the vessel available for use of $271,926, resulting in a total cost of 25,771,926. The vessel was delivered to the Company on October 18, 2021 and was renamed to “Jonathan P”.

On November 11, 2021, Marcos Shipping Ltd., signed a memorandum of agreement to purchase M/V “Leo Paramount” a 72,968 DWT / 6,350 TEU, 2005-built intermediate container carrier and its attached time charter, for a purchase price of $40,000,000, from which $57,691,698 was allocated to the vessel plus costs to make the vessel available for use of $523,475, resulting in a total amount of $58,215,173 presented within “Vessels, net” in the consolidated balance sheet. In addition, an amount of $17,691,698 was allocated to the in-place attached time charter on the date of the transfer and was recorded as liability within “Fair value of below market time charters acquired” in the consolidated balance sheet (see Note 7). The vessel was delivered to the Company on December 14, 2021 and was renamed to “Marcos V”.

Contingent consideration for Synergy Vessels Acquisition

On November 7, 2019, Euroseas Ltd. and Synergy Holdings Limited, as part of the agreement for the acquisition of the vessels M/V “Synergy Busan”, M/V “Synergy Keelung”, M/V “Synergy Oakland” and M/V “Synergy Antwerp” (“the Synergy Vessels Acquisition”) agreed that Euroseas will issue certain shares of its common stock to Synergy Holdings Limited under the following terms: If the 12-month New ConTex index for a 4,250 TEU vessel (as published on https://www.vhbs.de/index or any successor website maintained by the Hamburg and Bremen Shipbrokers’ Association) (the “Index Value”) is higher on November 16, 2020 at 4:00 p.m. New York time than the Index Value on November 15, 2019 at 4:00 p.m. New York time, then, on November 16, 2020, Euroseas shall issue to Synergy Holdings Limited, $500,000 divided by the 20-day volume weighted average price of the Company’s common shares calculated on November 16, 2020 at 4:00 p.m. New York time, allocated equally to the four vessels. The specific contingency was resolved on November 16, 2020 with the Index Value as of that date being higher than the Index Value on November 15, 2019. Based on the above agreement the Company issued on November 16, 2020 161,357 shares to Synergy Holdings Limited based on the 20-day volume weighted average price of the Company’s common Shares calculated on November 16, 2020 which was $3.09871. The supplementary contingent payment was recorded as part of the acquisition cost of the abovementioned vessels, using the closing price of the Company’s common shares on the Nasdaq Capital Market on the date of issuance of $3.40 per share.

Sale of vessels

The Company considers the potential sale of its vessels, for scrap or further trading, depending on a vessel’s age, any additional capital expenditures required, the expected revenues from continuing to own the vessel and the overall market prospects.

In January 2020, M/V “EM Oinousses”, experienced an engine room fire while sailing off Mozambique carrying empty containers. The fire was extinguished without any injuries to the crew. The Company agreed with the Hull & Machinery (“H&M”) underwriters to sell the vessel for scrap as is without effecting permanent repairs (see Note 19). As of June 30, 2020 M/V “EM Oinousses” was classified as vessel held for sale and was written down to its fair market value less costs to sell amounting to $3.7 million, resulting in a non-cash loss of $0.1 million compared to its net book value of $3.8 million. This amount is presented in the "Loss on write-down of vessel held for sale" line in the "Operating Expenses" section of the consolidated statement of operations for the year ended December 31, 2020. On July 6, 2020 the Company agreed to sell for scrap M/V “EM Oinousses”, for a net price of $3.6 million. The vessel was delivered to its buyers on July 17, 2020. The Company recorded a loss on sale of approximately $0.1 million presented in the “Net gain / (loss) on sale of vessels” line in the “Operating Expenses” section of the consolidated statement of operations for the year ended December 31, 2020.

Following a strategy of disposing of older vessels the Company entered into the following vessel sale agreements:

In February 2020, the Company entered into an agreement to sell for scrap M/V “Manolis P”. The vessel reached her destination port on April 7, 2020, but the sale was not completed due to complications during its delivery to the buyers related to COVID-19 restrictions and port lockdowns in the territory of arrival (Alang, India). A dispute with the buyers was in arbitration. The advance received from the buyers amounting to $1,133,817 was transferred from the Company’s bank account to an escrow account following this dispute. The court dismissed the opponents claim in June 2021. The Company recognized other operating income of $1.0 million in the year ended  September 30, 2021, after accounting for estimated expenses for the arbitration (see Note 19). On June 19, 2020 the Company agreed to sell for scrap M/V “Manolis P.”, for a net price of $2.0 million. The vessel was delivered to its buyers on July 2, 2020. The Company recorded a gain on sale of approximately $0.3 million presented in the “Net gain / (loss) on sale of vessels” line in the “Operating Expenses” section of the consolidated statement of operations for the year ended December 31, 2020.

On July 13, 2020 the Company agreed to sell for scrap M/V “Kuo Hsiung”, for a net price of $1.9 million. The vessel was delivered to its buyers on July 30, 2020. The Company recorded a gain on sale of approximately $0.3 million, presented in the “Net gain / (loss) on sale of vessels” line in the “Operating Expenses” section of the consolidated statement of operations for the year ended December 31, 2020.

On September 17, 2020 the Company agreed to sell for scrap M/V “Ninos”, for a net price of $2.3 million. The vessel was delivered to its buyers on September 30, 2020. The Company recorded a gain on sale of approximately $0.8 million presented in the “Net gain / (loss) on sale of vessels” line in the “Operating Expenses” section of the consolidated statement of operations for the year ended December 31, 2020.

On October 29, 2020 the Company agreed to sell for further trading M/V “EM Athens”, for a net price of $4.9 million, in line with the Company’s strategy to dispose older vessels, combined with the increased drydocking expenses required. The vessel was delivered to its buyers on November 9, 2020. The Company recorded a gain on sale of approximately $1.2 million presented in the “Net gain / (loss) on sale of vessels” line in the “Operating Expenses” section of the consolidated statement of operations for the year ended December 31, 2020.

No vessel sales took place during the year ended December 31, 2021. The amount of $9,417 presented in the “Net gain / (loss) on sale of vessels” line in the “Operating Expenses” section of the consolidated statement of operations for the year ended December 31, 2021, refers to minor expenses associated with the vessel sales concluded during 2020.

Impairment analysis

In light of the economic downturn and the prevailing conditions in the shipping industry caused primarily by Covid-19 disruptions, as of December 31, 2020, the Company performed the undiscounted cash flow test for those operating vessels whose carrying values were above their respective market values and determined that the net book value of its vessels held for use was recoverable. As of December 31, 2021, there were no indicators of impairment for any of the Company’s vessels.

As of December 31, 2021, fourteen of the Company’s vessels are used as collateral under the Company’s loan agreements (refer Note 9), while two of the Company’s vessels, M/V “Akinada Bridge” and M/V “Joanna” are unencumbered.